Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 2,279,593	$ 3,435,340
Less: allowance for credit losses	(160,855)	(164,122)
Accounts receivable, net	2,118,738	3,271,218
Accounts receivable – related party, net		399,465
Non-current accounts receivable	$ 4,597,214	$ 4,209,546